DEBT (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DEBT
Schedule of long-term debt

	December 31,	December 31,
	2019	2018
Term Loan due 2023	$2,070.0	$2,070.0
9.250% Senior notes due 2024	750.0	750.0
12.00%/13.00% PIK notes due 2022	500.0	500.0
ABL Revolving Credit Facility	145.2	245.1
10.00% notes due 2024	120.0	—
Unamortized discount and issuance costs	(117.9)	(137.3)
Long-term debt, net	$3,467.3	$3,427.8

Schedule of contractual maturities of debt obligations

		9.250% Senior
	Term Loan	Notes	PIK Notes	ABL	10.00% Notes	Total
2020	$—	$—	$—	$—	$—	$—
2021	—	—	—	145.2	—	145.2
2022	—	—	500.0	—	—	500.0
2023	2,070.0	—	—	—	—	2,070.0
2024	—	750.0	—	—	120.0	870.0
Total	$2,070.0	$750.0	$500.0	$145.2	$120.0	$3,585.2